Summary of Selected Significant Accounting Polices (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Schedule of Inventories

Inventories comprised of the following as March 31, 2013 and December 31, 2012:

	(in thousands)
	March 31, 2013	December 31, 2012
Finished goods	$41,884	$39,353
Raw materials	1,270	858
Finished goods in transit	5,926	6,679
Total	$49,080	$46,890

Inventories were comprised of the following as December 31, 2012 and December 31, 2011 (in thousands):

	December 31,	December 31,
	2012	2011
Finished goods	$39,353	$38,380
Raw materials	858	1,220
Finished goods in transit	6,679	4,144
Total	$46,890	$43,744

Schedule of Property and Equipment by Estimated Useful Life
Asset life (in years)
Buildings and building improvements	40
Leasehold improvements	8 - 26
Furniture and fixtures	3 - 7
Machinery and equipment	5 - 7
Computer equipment	5 - 7
Purchased computer software	3 - 5
Vehicles	3 - 5

Schedule of Basic and Diluted Earnings Per Share

	(dollars in thousands)
	For the Three months Ended March 31,
	2013	2012
Net (loss) income	$(44,717)	$10,133
Weighted-average shares outstanding - basic	44,854,988	32,000,000
Effect of diluted securities attributable to stock-based payments	-	-
Weighted-average shares outstanding - diluted	44,854,988	32,000,000
Earnings per share from continuing operations:
Basic	$(1.00)	$0.32
Diluted	$(1.00)	$0.32

Basic and diluted net income (loss) per share was calculated as follows (in thousands except share and per share data):

	For the Year Ended
	December 31
	2012	2011	2010
Net income (loss)	$(46,887)	$31,360	$29,709
Weighted-average shares outstanding - basic and diluted	35,837,609	32,261,168	$32,329,897
Basic and diluted net income (loss) per share	$(1.31)	$0.97	$0.92